Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Components of income tax expense
Components of Income Tax Expense

	2018	2017
Current tax expense (recovery)
Recognized in profit or loss in current year	$59,056	$66,345
Adjustments recognized in the current year with respect to prior years	(5,155)	(3,468)
	53,901	62,877
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	(13,256)	(898)
Adjustments recognized in the current year with respect to prior years	(1,098)	(1,539)
Increase in deferred tax liabilities due to tax impact of reversals of mineral properties, plant, and equipment impairments (Note 11, 12)	—	17,770
Recognition of previously unrecognized deferred tax assets	(6,140)	(10,275)
Benefit from previously unrecognized losses, and other temporary differences	(3,600)	(6,487)
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(8,660)	(2,414)
	(32,754)	(3,843)
Income tax expense	$21,147	$59,034

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2018	2017
Earnings before taxes and non-controlling interest	$33,188	$182,485
Statutory Canadian income tax rate	27.00%	26.00%
Income tax expense based on above rates	$8,961	$47,446
Increase (decrease) due to:
Non-deductible expenditures	3,929	4,618
Foreign tax rate differences	(2,160)	3,644
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	3,372	2,051
- Other deferred tax assets	1,168	(10,752)
Non-taxable portion of net earnings of affiliates	(3,254)	(4,055)
Tax on sale of royalty	—	1,400
Effect of other taxes paid (mining and withholding)	14,371	20,065
Effect of foreign exchange on tax expense	1,611	(3,928)
Non-taxable impact of foreign exchange	(351)	2,937
Change in current tax expense estimated for prior years	(5,030)	(3,503)
Other	(1,470)	(889)
Income tax expense	$21,147	$59,034
Effective income tax rate	63.72%	32.35%

Analysis of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the consolidated financial statements:

	2018	2017
Net deferred tax liability, beginning of year	$(168,549)	$(169,136)
Recognized in net earnings in the year	32,754	3,843
Reduction due to Mexican de-consolidation payments applied to current tax	(697)	(3,231)
Other	(83)	(25)
Net deferred liability, end of year	$(136,575)	$(168,549)
Deferred tax assets	12,244	2,679
Deferred tax liabilities	(148,819)	(171,228)
Net deferred tax liability	$(136,575)	$(168,549)

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences as detailed below:

	2018	2017
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$9,105	$7,019
Tax losses and mining tax credits	29,195	24,014
Deductible Mexican mining taxes	2,974	2,792
Tax credit resulting from Mexican de-consolidation	698	1,385
Accounts payable and accrued liabilities	6,726	3,047
Trade and other receivables	15,756	21,527
Provision for doubtful debts and inventory adjustments	(11,752)	(14,517)
Mineral properties, plant, and equipment	(169,703)	(186,641)
Estimated sales provisions	(19,746)	(28,726)
Other temporary differences and provisions	172	1,551
Net deferred tax liability	$(136,575)	$(168,549)

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognised
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2018	2017
Tax loss (revenue in nature)	$131,179	$165,180
Net tax loss (capital in nature)	14,456	15,423
Resource pools and other tax credits	18,266	18,609
Financing fees	785	1,464
Mineral properties, plant, and equipment	22,669	20,441
Closure and decommissioning costs	33,835	42,484
Exploration and other expenses not currently deductible	51,175	54,672
Intercompany debt	10,160	8,061
Doubtful debt and inventory	24,840	16,602
Deductible Mexican mining taxes	—	77
Payroll and vacation accruals	827	2,015
Other temporary differences	8,217	2,601
	$316,409	$347,629

Schedule of operating loss carryforwards
Included in the above amounts are operating losses, which if not utilized will expire as follows:

At December 31, 2018
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2019	—	85	—	—	4	45	134
2020	—	80	—	—	7	61	148
2021 – and after	114,466	13,469	250	2,456	105	151	130,897
Total tax losses	$114,466	$13,634	$250	$2,456	$116	$257	131,179

At December 31, 2017
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2018	—	120	—	—	6	50	176
2019	—	86	—	—	4	90	180
2020 – and after	122,853	13,289	—	20,925	93	7,664	164,824
Total tax losses	$122,853	$13,495	$—	$20,925	$103	$7,804	$165,180